Condensed Balance Sheets (Unaudited) (Q3) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 36,814,899	$ 88,067,647
Prepaid expenses and other current assets	247,182	986,680
Total current assets	37,062,081	89,054,327
Property and equipment, net	468,170	3,423,880
Other assets	142,870	142,870
Total assets	37,673,121	92,621,077
Current liabilities:
Accounts payable	590,694	4,369,133
Accrued expenses	917,871	5,422,205
Restructuring reserve	5,179,722	0
Short term debt	0	3,075,421
Total current liabilities	6,688,287	12,866,759
Noncurrent liability:
Long term debt	0	17,382,907
STOCKHOLDERS' EQUITY
Preferred stock, 5,000,000 shares authorized at September 30, 2018 and December 31, 2017, 0 outstanding	0	0
Common stock, $0.00033 par value, 75,000,000 shares authorized at September 30, 2018 and December 31, 2017, 31,328,128 shares and 30,869,205 shares issued and outstanding at September 30, 2018 and December 31, 2017, respectively	10,551	10,400
Additional paid-in capital	220,705,548	214,309,370
Accumulated deficit	(189,731,265)	(151,948,359)
Total stockholders' equity	30,984,834	62,371,411
Total liabilities and stockholders' equity	$ 37,673,121	$ 92,621,077